General (Details) $ in Thousands		1 Months Ended	6 Months Ended
	Oct. 30, 2025	Jul. 31, 2026 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
General [Line Items]
Ratio of common stock in exchange for merger	0.706
Net loss			$ 2,900	$ 11,255
Cash flow from operating activities			2,872	602
Accumulated deficit			90,479		$ 84,891
Total Equity			6,041	$ (15,801)	7,250	$ (7,996)
Cash and cash equivalents			710		$ 2,201
Securities Purchase Agreements [Member] | Subsequent Event [Member]
General [Line Items]
Private placement amount		$ 1,400
Equity Line of Credit Agreement [Member]
General [Line Items]
Line of credit			$ 25,000